Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 9,451	$ 7,953
Other comprehensive income (loss), net of tax
Reclassification adjustment for realized losses (gains) on available-for-sale securities included in net income, net of taxes $263 and $544 for each respective period	(987)	(2,049)
Unrealized holding (losses) gains on available-for-sale securities during the period, net of (benefits) taxes of $(497) and $1,841 for each respective period	(1,871)	6,925
Change in funded status of defined benefit plan, net of taxes (benefits) of $104 and $(312) for each respective period	396	(1,174)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $19 and $19 for each respective period	(70)	(70)
Amortization of net loss included in net periodic pension cost, net of taxes of $57 and $30 for each respective period	213	115
Comprehensive income	$ 7,132	$ 11,700